Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Schedule of continuity of lease liabilities

	December 31, 2025	December 31, 2024
Opening balance	$277,105	$377,635
Less: lease payments	(134,394)	(131,095)
Interest expense	20,413	30,565
	163,124	277,105
Less: current portion of lease liabilities	(128,766)	(113,981)
Long-term portion of lease liabilities	$34,358	$163,124

Schedule of continuity of ROU assets

	December 31, 2025	December 31, 2024
Opening balance	$228,875	$330,597
Less: amortization of ROU assets	(101,722)	(101,722)
	$127,153	$228,875

Schedule of remaining payments for the operating lease

	2026	2027	2028	2029	2030	Total
Office lease	$177,268	$44,523	-	-	-	$221,791